SEGMENT INFORMATION - Financial Information by Geographic Regions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 9,483	$ 7,365	$ 7,100
Non-current assets	122,536	105,430
United States
Disclosure of geographical areas [line items]
Revenue	6,151	4,740	4,911
Non-current assets	75,896	76,145
Canada
Disclosure of geographical areas [line items]
Revenue	509	491	421
Non-current assets	4,898	5,120
Australia
Disclosure of geographical areas [line items]
Revenue	198	360	322
Non-current assets	2,688	2,338
Europe
Disclosure of geographical areas [line items]
Revenue	1,774	1,151	887
Non-current assets	25,201	11,949
Brazil
Disclosure of geographical areas [line items]
Revenue	207	102	71
Non-current assets	3,143	1,411
China
Disclosure of geographical areas [line items]
Revenue	41	5	3
Non-current assets	1,429	389
India
Disclosure of geographical areas [line items]
Revenue	355	288	274
Non-current assets	5,100	4,014
South Korea
Disclosure of geographical areas [line items]
Revenue	248	228	211
Non-current assets	3,814	3,745
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	0	0	$ 0
Non-current assets	$ 367	$ 319